S000031362 [Member] Expense Example - Columbia Capital Allocation Moderate Portfolio	Jan. 31, 2026 USD ($)
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Columbia Capital Allocation Moderate Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	665
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	1,663
Columbia Capital Allocation Moderate Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,799
Columbia Capital Allocation Moderate Portfolio Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859